Cash and Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and cash equivalents	$ 7,036	$ 13,801
Restricted cash	350	0
Restricted cash, non-current	350	700
Cash and cash equivalents and restricted cash	7,736	14,501	$ 7,282	$ 69,932
March 2023 Neptune Sale and Leaseback [Member]
Cash and Cash Equivalents and Restricted Cash [Abstract]
Minimum liquidity	350	350
April 2023 Neptune Sale and Leaseback [Member]
Cash and Cash Equivalents and Restricted Cash [Abstract]
Minimum liquidity	$ 350	$ 350